Defined Contribution Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan
NOTE 17 — Defined Contribution Plan
The Company recognized expense from matching contributions to the Company-sponsored defined contribution retirement plan of $244 and $151 for the three months ended March 31, 2022 and 2021, respectively.

NOTE 14 — Defined Contribution Plan
The Company recognized expense from matching contributions to the Company-sponsored defined contribution retirement plan of $712 and $616 for the years ended December 31, 2021 and 2020, respectively.